STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jun. 26, 2024	Feb. 13, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Feb. 28, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized			25,000,000		25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding			0		0	0
Common Stock, Shares Authorized			1,000,000,000		1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Outstanding			383,996,054		383,958,598	252,227,035
Common Stock, Shares Subscribed but Unissued			943,000		943,000	943,000
Stock Issued During Period, Shares, Issued for Services					3,589,239
Professional Fees					$ 918,349
Stock Issued During Period, Value, Employee Benefit Plan					$ 6,939,330
Shares Issued, Price Per Share					$ 0.01	$ 1.00
Common Stock, Value, Subscriptions			$ 9,430		$ 9,430	$ 9,430
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable			943,000		943,000	943,000
Stock Issued During Period, Value, New Issues					1,000,000	100,000
Stock Issued During Period, Value, Issued for Services			15,671		$ 918,348	112,557
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					0
Stock Repurchased During Period, Shares		22,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.32
Share-Based Payment Arrangement, Noncash Expense		$ 0	$ 15,670		$ 8,857,679	112,557
Fair Value Of Stock Option Granted		0
2022 Omnibus Performance Award Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							19,775,931
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Issued for Services					$ 918,349	$ 112,557
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan					28,142,306
Stock Issued During Period, Value, Employee Benefit Plan					$ 6,939,330
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture					100,000,000
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture					$ 1,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other					131,731,545
Stock Issued During Period, Value, Other					$ 8,857,679
Stock Issued During Period, Shares, Issued for Services			37,456		3,589,239	475,387
Stock Issued During Period, Shares, Employee Benefit Plan					28,142,306
Stock Issued During Period, Value, Employee Benefit Plan					$ 281,423
Stock Issued During Period, Value, New Issues			$ 15,671		$ 1,000,000	$ 1,000
Stock Issued During Period, Shares, New Issues			37,456		100,000,000	100,000
Stock Issued During Period, Value, Issued for Services			$ 376		$ 35,891	$ 4,755
Common Stock [Member] | 2022 Omnibus Performance Award Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							19,977,931
Common Stock [Member] | Executive Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures						100,050,000
Common Stock [Member] | Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 6,939,330
Stock Issued During Period, Shares, Conversion of Convertible Securities	28,142,306
Common Stock [Member] | Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues						$ 250,000
Stock Issued During Period, Shares, New Issues						250,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						100,000
Sale of Stock, Price Per Share						$ 1.00
Proceeds from Issuance of Private Placement						$ 100,000
Common Stock [Member] | Private Placement [Member] | Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Subscribed but Unissued			943,000			943,000
Shares Issued, Price Per Share			$ 1.00			$ 1.00
Common Stock, Value, Subscriptions			$ 943,000			$ 943,000
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable						$ 943,000